SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 11:- SUBSEQUENT EVENTS

Subsequent to June 30, 2022, on August 5, 2022, as part of the Company's cost saving plans and restructuring actions in Canada, the Company entered into a related party share price agreement with current and former management members of Sublime. The total consideration amounted to $100 less working capital adjustments, for a final net purchase price of $89.